[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

May 5, 2010

                                               Transmitted via EDGAR on 5-5-2010

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk


RE:      Ameritas Life Insurance Corp. (Depositor)
         Ameritas Variable Separate Account VA (1940 Act No. 811-21135) (Registrant)
         DESIGNER ANNUITY (1933 Act No. 333-142492)
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2010, for Ameritas Variable Separate Account VA ("Separate Account"), File No. 333-142492, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-142492 on Form N-4 filed with the SEC April 26, 2010; and

     2. The text of Post-Effective Amendment No. 2 to the Separate Account's registration statement for File No. 333-142492 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Second Vice President & Associate General Counsel